Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 7 Intangible Assets

Activity related to U.S. Cellular's Licenses and Goodwill is presented below.  See Note 6 — Acquisitions, Divestitures and Exchanges for information regarding transactions which affected Licenses during the periods.

Licenses

	2016	2015
(Dollars in millions)
Balance at beginning of year	$1,834	$1,443
Acquisitions	53	346
Transferred to Assets held for sale	(8)	–
Exchanges - Licenses received	25	43
Exchanges - Licenses surrendered	(18)	–
Other	–	2
Balance at end of year	$1,886	$1,834

Goodwill

There were no significant changes to Goodwill during 2016 or 2015.